Note 6 - Acquisition of Quebec Precious Metals Corporation (Details Textual) $ / shares in Units, $ in Thousands			12 Months Ended
	Apr. 28, 2025 CAD ($) $ / shares	Apr. 22, 2025 CAD ($)	Dec. 31, 2025 ha
Quebec Precious Metals [member]
Statement Line Items [Line Items]
Area of properties (Hectare) | ha			70,900
Quebec Precious Metals Corporation [member] | Kipawa rare earths project [member]
Statement Line Items [Line Items]
Proportion of ownership interest in joint operation			68.00%
Quebec Precious Metals Corporation [member]
Statement Line Items [Line Items]
Number of instruments or interests issued or issuable, exhange ratio	0.0741
Number of instruments or interests issued or issuable	8,394,045
Number of instruments or interests issued or issuable, price per share (in CAD per share) | $ / shares	$ 0.54
Equity interests of acquirer	$ 4,533
Cash transferred	750	$ 750
Acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination	$ 199	$ 199